Segmented information - Disclosure of operating segment information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of operating segments [line items]
Segment revenue	$ 12,126,793	$ 12,164,115
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	1,952,161
Acquisition-related and integration costs	(7,371)	(76,794)
Net finance costs (Note 25)	(106,798)	(114,474)
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense		1,862,946
Restructuring costs	0	(155,411)
Earnings before income taxes	1,837,992	1,516,267
Amortization and depreciation, without amortization of deferred financing fees	508,071	558,675
Impairment included in amortisation from business solutions and contract costs	8,713	14,680
Western and Southern Europe
Disclosure of operating segments [line items]
Segment revenue	1,963,791	1,911,477
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	271,324
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense		264,009
Amortization and depreciation, without amortization of deferred financing fees	63,511	64,084
Impairment included in amortisation from business solutions and contract costs	3,058
U.S. Commercial and State Government
Disclosure of operating segments [line items]
Segment revenue	1,800,747	1,863,467
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	281,217
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense		295,795
Amortization and depreciation, without amortization of deferred financing fees	71,037	89,150
Impairment included in amortisation from business solutions and contract costs		3,396
Canada
Disclosure of operating segments [line items]
Segment revenue	1,755,804	1,686,269
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	390,370
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense		364,424
Amortization and depreciation, without amortization of deferred financing fees	65,038	69,921
Impairment included in amortisation from business solutions and contract costs		3,589
U.S. Federal
Disclosure of operating segments [line items]
Segment revenue	1,607,431	1,712,244
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	252,657
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense		221,793
Amortization and depreciation, without amortization of deferred financing fees	49,636	47,443
U.K. and Australia
Disclosure of operating segments [line items]
Segment revenue	1,355,603	1,358,469
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	218,624
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense		215,924
Amortization and depreciation, without amortization of deferred financing fees	57,888	68,346
Central and Eastern Europe
Disclosure of operating segments [line items]
Segment revenue	1,303,917	1,212,196
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	149,935
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense		122,548
Amortization and depreciation, without amortization of deferred financing fees	70,076	84,592
Scandinavia
Disclosure of operating segments [line items]
Segment revenue	1,027,902	1,104,121
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	66,180
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense		57,231
Amortization and depreciation, without amortization of deferred financing fees	64,371	71,590
Finland, Poland and Baltics
Disclosure of operating segments [line items]
Segment revenue	768,994	777,152
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	114,358
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense		120,959
Amortization and depreciation, without amortization of deferred financing fees	39,275	39,055
Impairment included in amortisation from business solutions and contract costs	3,490	4,065
Asia Pacific
Disclosure of operating segments [line items]
Segment revenue	680,554	674,946
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	207,496
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense		200,263
Amortization and depreciation, without amortization of deferred financing fees	27,239	24,494
Eliminations
Disclosure of operating segments [line items]
Segment revenue	(137,950)	(136,226)
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense	$ 0
Segment earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense		$ 0